Condensed Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash	$ 1,027,588	$ 1,663,042
Prepaid expenses – current	114,956	72,000
Total current assets	1,142,544	1,743,068
Non-current assets:
Cash held in Trust Account	178,185,780	175,137,749
Prepaid expenses – non-current	7,767	41,240
Total non-current assets	178,193,547	175,178,989
Total Assets	179,336,091	176,922,057
Current liabilities:
Accounts payable	35,557	12,350
Accrued expenses	264,372	75,000
Total current liabilities	315,753	87,350
Non-current liabilities:
Deferred underwriting commissions	5,175,000	4,500,000
Total non-current liabilities	5,175,000	4,500,000
Total Liabilities	5,490,753	4,587,350
Commitments and Contingencies (Note 7)
Class A ordinary shares subject to redemption value	178,185,780	175,137,749
Shareholders’ Deficit
Preference shares value
Subscription note receivable	(500,000)	(500,000)
Additional paid-in capital
Accumulated deficit	(3,841,152)	(2,303,752)
Total Shareholders’ Deficit	(4,340,442)	(2,803,042)
Total Liabilities, Class A Ordinary Shares Subject to Redemption, and Shareholders’ Deficit	179,336,091	176,922,057
Related Party
Current assets:
Due from related party		8,026
Current liabilities:
Administrative services fee payable – related party	15,824
Class A Ordinary Shares
Shareholders’ Deficit
Ordinary shares value	56	56
Class B Ordinary Shares
Shareholders’ Deficit
Ordinary shares value	$ 654	$ 654